OTHER EXPENSES (INCOME), NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Expenses (Income), Net [Abstract]
Gain on sale of business unit	$ 982	$ 503	$ 700